SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 9,124	$ 326,515
Credit cards	307,252	240,989
Warranty reserve	140,000	140,000
Sales tax payable	(3,492)	43,891
Royalty payable	222,500
Other	350,946	374,100
Accrued and other current liabilities	$ 1,026,330	$ 1,125,495